SEGMENTS, GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
SEGMENTS, GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA
NOTE 9:-	SEGMENTS, GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA

The following table presents selected financial information with respect to the Company’s single operating segment and includes information about segment revenues and significant segment expenses, for the six months ended June 30, 2025 and 2024:

	Six months ended June 30,
	2025	2024
	Unaudited
	$	$
Total Revenues	3,541	9,261

Less:
R&D expenses
Preclinical	6,659	8,546
Clinical	6,982	7,107
SG&A	4,851	4,592
Financial income, net	(2,314)	(2,528)
Taxes on income	14	14
Other segment expenses*	1,872	920

Net loss	(14,523)	(9,390)

*Other segment expense (income) during the six months ended June 30, 2025 and 2024 includes property and equipment depreciation, GS-0321 asset of set-up activities, share-based compensation and other adjustments.

Operations in Israel include research and development, clinical operations, general and administrative, marketing and business development, and operations in the United States include clinical operations. Total revenues are attributed to geographic areas based on the location of the end customer.

The following represents the total revenue for the six-month periods ended June 30, 2025 and 2024 by region based on the invoicing address of customers:

	Six months ended June 30,
	2025	2024
	Unaudited
Revenue from sales to customers:

United States	$3,541	$4,261
Europe	-	5,000

Total revenues	$3,541	$9,261

Contract Balances

Of the $43,677 and $36,541 of the deferred revenue recorded as of December 31, 2024 and 2023, respectively, the Company recognized $3,541 and $4,261 as revenue during the six months periods ended June 30, 2025 and 2024, respectively.

Remaining Performance Obligation

The Company’s remaining performance obligations are comprised of revenue not yet recognized. As of June 30, 2025, the aggregate amount of the transaction price allocated to remaining performance obligations was $40,137 that the Company expects to recognize as revenue. As of June 30, 2025, the Company expects to recognize 26% of its remaining performance obligations as revenue over the next 12 months.